STOCKHOLERS' EQUITY (Details) (USD $)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Stock Options And Fair Value Adjustments [Line Items]
Shares	600,000
Gross proceeds	$ 600,000
Offering costs	0
Net proceeds	600,000
Relative fair value allocated to warrants	449,624	449,624	0
Amount allocated to common stock paid-in capital	$ 150,376